Prepayments and Other Current Assets, Net - Schedule of Prepayments and Other Current Assets, Net (Details) - USD ($)		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Prepayments and Other Current Assets, Net [Abstract]
VAT recoverable		$ 19,337	$ 1,939
Other receivables		6,702
Prepaid expenses	[1]	675,000	13,209
Subtotal		701,039	15,148
Less: allowance for credit losses		(690)	(814)	$ (112,541)
Total		$ 700,349	$ 14,334

[1]	Prepaid expenses represent the unamortized balance of a USD 900,000 annual fee for routine capital-market advisory services provided by Seaview Industries Limited. through April 2027. As of June 30, 2026, USD 225,000 has been recognized in General and administrative expenses, leaving USD 675,000 as prepaid expenses.